Security Deposits and Other Assets (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Jul. 02, 2019	Jun. 14, 2018	Feb. 09, 2017	Jan. 24, 2020
Security deposit				$ 84,915
Lease expiration date	Dec. 31, 2025
Lease Agreement [Member]
Security deposit		$ 63,220
Lease expiration date		Dec. 28, 2025
Master Services Agreement [Member]
Lease expiration date			Oct. 23, 2020
Amount paid to service provider			$ 300,401
Retainer percentage			10.00%